Note 5 - Short-term Investments	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of short-term investments explanatory [text block]
5.	Short-term investments

As of November 30, 2025, the Company's short-term investments consist of equity securities in Galleon Gold Corp. ("Galleon") and Australian Mines Limited (ASX:AUZ) ("AUZ") measured at FVTOCI. Short-term investments in equity securities are recorded at fair value based on quoted market prices, with unrealized gains or losses excluded from earnings and reported as other comprehensive income or loss.

During the year ended November 30, 2025, the Company received 84,429,563 in ordinary shares of AUZ ("AUZ Shares") with a fair value of $607 (Note 18).

The following tables outline the movement of the Company's short-term investments during the years ended November 30, 2025 and 2024:

		As at November 30,			As at November 30,
		2024			2025
	Number of shares(1)	Fair value ($)	Additions ($)	Unrealized Gains (FVTOCI) ($)	Fair Value ($)
Investment in AUZ	84,429,563	-	607	706	1,313
Investment in Galleon	100,000	18	-	52	70
		18	607	758	1,383

		As at November 30,			As at November 30,
		2023			2024
	Number of shares(2)	Fair value ($)	Additions ($)	Unrealized Gains (FVTOCI) ($)	Fair Value ($)
Investment in Galleon	100,000	10	-	8	18

(1) As of November 30, 2025

(2) As of November 30, 2024